Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions and Divestitures [Text Block]
Note 2 – Acquisitions and Divestitures
Eagle Ford Gathering System
In May 2015, WPZ acquired a gathering system comprised of approximately 140 miles of pipeline and a sour gas compression facility in the Eagle Ford Shale for $112 million. The acquisition was accounted for as a business combination, and the allocation of the acquisition-date fair value of the major classes of assets acquired includes $80 million of Property, plant, and equipment – net and $32 million of Intangible assets – net of accumulated amortization in the Consolidated Balance Sheet. Changes to the preliminary allocation disclosed in the second quarter of 2015 reflect an increase of $20 million in Property, plant, and equipment – net, and a decrease of $20 million in Intangible assets – net of accumulated amortization.
Sale of Geismar Interest
In July 2017, WPZ completed the sale of Williams Olefins, L.L.C., a wholly owned subsidiary which owned our 88.5 percent undivided interest in the Geismar, Louisiana, olefins plant (Geismar Interest) for total consideration of $2.084 billion in cash. We received a final working capital adjustment of $12 million in October 2017. Upon closing of the sale, WPZ entered into a long-term supply and transportation agreement with the purchaser to provide feedstock to the plant via its Bayou Ethane pipeline system. The assets and liabilities of the Geismar olefins plant were designated as held for sale within the Williams Partners segment during the first quarter of 2017. As a result of this sale, we recorded a gain of $1.095 billion in the third quarter of 2017. Following this sale, the cash proceeds were used to repay WPZ’s $850 million term loan. Proceeds have also been funding a portion of the capital and investment expenditures that are a part of WPZ’s growth portfolio.
The following table presents the results of operations for the Geismar Interest, excluding the gain noted above:

	Years Ended December 31,
	2017	2016
	(Millions)
Income (loss) before income taxes of the Geismar Interest	$26	$141
Income (loss) before income taxes of the Geismar Interest attributable to The Williams Companies, Inc.	19	85

Sale of Canadian Operations
In September 2016, we completed the sale of subsidiaries conducting Canadian operations, including subsidiaries of WPZ, (such subsidiaries, the Canadian disposal group). Consideration received totaled $1.020 billion, net of $31 million of cash divested and subject to customary working capital adjustments. In connection with the sale, we waived $150 million of incentive distributions otherwise payable by WPZ to us in the fourth quarter of 2016 in recognition of certain affiliate contracts wherein WPZ’s Canadian operations provided services to certain of our other businesses. The proceeds were primarily used to reduce borrowings on credit facilities.
During the second quarter of 2016, we designated these operations as held for sale. As a result, we measured the fair value of the disposal group as of June 30, 2016, resulting in an impairment charge of $747 million, reflected in Impairment of certain assets in the Consolidated Statement of Operations. (See Note 16 – Fair Value Measurements, Guarantees, and Concentration of Credit Risk.) During the second half of 2016 we recorded an additional loss of $66 million upon completion of the sale, primarily reflecting revisions to the sales price and estimated contingent consideration and including a $15 million benefit related to transactions to hedge our foreign currency exchange risk on the Canadian proceeds, reflected in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Operations. The total loss consists of a loss of $34 million at Williams Partners and $32 million at Other.
The following table presents the results of operations for the Canadian disposal group, excluding the impairment and loss noted above:

	Years Ended December 31,
	2017	2016
	(Millions)
Income (loss) before income taxes of Canadian disposal group	$—	$(98)
Income (loss) before income taxes of Canadian disposal group attributable to The Williams Companies, Inc.	—	(95)